Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income

Note 14 - Taxes on Income

A.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law")

1.

One of the Parent's production facilities in Israel qualifies as a "benefited enterprise" in accordance with the Law, as amended in 2005, which provides certain tax benefits to investment programs of an "approved enterprise" or "benefited enterprise." The Parent's benefited enterprise was converted from a previously "approved enterprise" program pursuant to the approval of the Israel Tax Authority that the Parent received in September 2006.  The period of tax benefits for the benefited enterprise has not yet commenced and will expire no later than 2016 (as further discussed below).  In the past certain of the Parent's production facilities were granted approved enterprise status pursuant to the Law; however, the benefit periods for such approved enterprises expired in 2005.

A company that owns a benefited enterprise is eligible for governmental grants,but may elect to receive an alternative package comprised of tax benefits,referred to as the "alternative benefits track."  The tax benefits of a benefited enterprise include lower tax rates or no tax depending on the area and the track chosen, lower tax rates on dividends and accelerated depreciation.  In order to receive benefits in the grant track or the alternative benefit track, the industrial enterprise must contribute to the economic independence of the Israeli economy, be competitive and contribute to the gross local product in one of the manners stipulated in the InvestmentLaw.  Tax benefits would be available, subject to certain conditions(described below), to production facilities that generally derive more than 25% of their annual revenue from export, or that do not derive 75% or more of their annual revenue in a single market.

On September 20, 2006, the Parent received a pre-ruling from the Israeli Tax Authority confirming that its most recent investment program will be deemed a"benefited enterprise" instead of its former "approved enterprise"status.  Pursuant to such pre-ruling, the former approved enterprise status of that investment plan was terminated by the Investment Center.  The benefited enterprise status granted to the Parent'sinvestment program provides for a tax exemption on undistributed earnings derived from the program for two years and a reduced tax rate for the remainde rof the benefit period (see below).  The benefit period with respect to such program has not yet commenced, and will expire no later than 2016.

If, (i) only a part of a company's taxable income is derived from an approvedenterprise or a benefited enterprise, as in the Parent's case; or (ii) acompany owns more than one approved enterprise or benefited enterprise, theresulting effective corporate tax rate of the company represents the weightedcombination of the various applicable rates.  A company owning a "mixed enterprise" (which is a company that derives income from one or moresources in addition to an approved enterprise or benefited enterprise) generally may not distribute a dividend that is attributable only to the approved enterprise or benefited enterprise.

Subject to certain provisions concerning income subject to the alternative benefits track (see below), any distributed dividends are deemed attributable to the entireenterprise, and the effective tax rate represents the weighted combination ofthe various applicable tax rates.  A company may elect to attribute dividends distributed by it only to income not subject to the alternative benefits track.

The tax benefits available to benefited enterprises are: (1) benefited enterprise situated in zone A may choose between (a) limited corporate tax rate of 11.5%;and (b) tax exemption from corporate tax on undistributed income; (2) a benefited enterprises qualified as a "strategic investment" is entitled to a tax exemption; (3) benefited enterprises situated in zone B or elsewhere ("zone C") are entitled to tax exemption on undistributed income for six or two years, respectively, and to beneficial tax rate (25% or less in the case of a qualified foreign investor's company that is at least 49% owned by non-Israeliresidents) for the remainder of the applicable period of benefits.  The Parent's plant is located in zone C.

Dividends paid out of income derived from an approved enterprise or benefited enterprise (or out of dividends received from a company whose income is derived from an approved enterprise or benefited enterprise) are generally subject to withholding tax at the rate of 15% (deductible at source).  The rate of 15% is limited to dividends and distributions out of income derived during the benefits period and actually paid at any time up to 12 years thereafter.  A company which elects the alternative benefits trackwill be subject to corporate tax at the otherwise applicable rate of 25% (or lower in the case of a qualified foreign investor's company which is at least 49% owned by non-Israeli residents) in respect of the gross amount of the dividend if it pays a dividend out of income derived from its approved enterprise or benefited enterprise during the tax exemptionperiod.  Dividends paid to a qualifying non-resident out of the profits of a benefited enterprise subject to 11.5% corporate tax are subject to withholding tax at the rate of 4%.

Subject to certain provisions concerning income subject to the alternative benefits track (see below), any distributed dividends are deemed attributable to theentire enterprise, and the effective tax rate represents the weighte dcombination of the various applicable tax rates.  A company may elect to attribute dividends distributed by it only to income not subject to the alternative benefits track.

The tax benefits available to a benefited enterprise relate only to taxable incomeattributable to that specific enterprise and are contingent upon the fulfillment of the conditions stipulated by the Law and its regulations and theterms of the pre-ruling that the Parent received from the Israeli Tax Authority.  If the Parent fails to comply with these conditions, the tax and other benefits may be discontinued, in whole or in part, and the Parent might be required to pay the monetary equivalent of the tax benefits it received, plus Israeli consumer price index linkage differences and interest A company that qualifies as a foreign investor's company is entitled to further tax benefits relating to its benefited enterprises.  Subject to certain conditions, a foreign investor company is a company more than 25% of whose share capital (in terms of shares, rights to profits, voting andappointment of directors), and of whose combined share and loan capital, is owned, directly or indirectly, by persons who are not residents of Israel.  Such a company with a foreign investment of over 25% will be eligible for an extension of the period of tax benefits for its approved and benefited enterprises (up to ten years) and further tax benefits (a reduced corporate tax rate of 10%- 20%) should the foreign investment reach or exceed 49%.  The rate of 15% applicable to dividends is effective for anunlimited period.  No assurance can be given that the Parent currently qualifies or will qualify in the future as a foreign investor's company.

The termination or substantial reduction of any of the benefits available under the Law could have a material adverse effect on the Parent's future investments inIsrael, and could adversely affect the Parent's results of operations and financial condition.

2.	Amendment to the Law

In December 2010, the Israeli Parliament passed the Law for Economic Efficiencyfor 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Law, effective as of January 1, 2011.  The amendment introduced new benefits for income generated by a "Preferred Company"through its Preferred Enterprise (as such term is defined in the Law).  The new tax benefits (described below) would be available, subject to certain conditions, to production facilities that generally derive more than 25% of their annual revenue from export, or that do not derive 75% or more of their annual revenue in a single market. A "Preferred Company" is defined in the amendment as either (i) a company incorporated in Israel and not wholly- owned by the government or (ii) a partnership (a) that was registered under the Israeli Partnerships Ordinance and (b) all of its partners are companies incorporated in Israel, but not all of them are wholly- owned by the government and such companies or partnerships have, among other conditions, Preferred Enterprise status and are controlled and managed from Israel.

Subject to certain provisions concerning income subject to the alternative.

In accordance with the amendment, a Preferred Company is entitled to a reduced corporate tax rate of 15% with respect to income derived by its Preferred Enterprisein 2011-2012, unless it is located in a certain development zone, in which case the rate will be 10%.  Such corporate tax rate will be reduced to12.5% and 7%, respectively, in 2013-2014 and to 12% and 6% in 2015 and thereafter, respectively.

Under the amendment, dividends distributed out of income attributed to a Preferred Enterprise are subject to withholding tax at source at the rate of 15% (or lower, under an applicable tax treaty).  However, upon the distribution of a dividend to an Israeli company, no withholding tax will beremitted.

The amendment applies to income generated as of January 1, 2011.  Underthe transitional orders of the amendment, the Parent may decide to irrevocably implement the amendment to the Law while waiving benefits provided under the Law as in effect prior to the amendment or to remain subject to the Law as ineffect prior to the amendment.  The Parent may elect to implement the amendment at any time.  The Parent is currently examining the possible effect of the amendment on its financial statements, if at all, and has not yet decided whether to apply the amendment.

B.           Amendmentsto the Income Tax Ordinance

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden(Legislative Amendments) - 2011. According to the law the tax reduction thatwas provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012. The change in the tax rates had no material effect on the financial statements.

C.	Taxation under Inflationary Conditions

The Israeli Income Tax Law (Inflationary Adjustments) - 1985 (hereinafter – "the Inflationary Adjustments Law") is effective from the 1985 tax year. The Inflationary Adjustments Law introduced the concept of measurement of results for tax purposes on a real (net of inflation) basis.  The various adjustments required by the Inflationary Adjustments Law are designed to achieve taxation of income on a real basis. However, the earnings adjusted according to the Inflationary Adjustments Laware not identical to the earnings reported according to the accounting standards. As a result, differences arise between the reported income in the financial statements and the adjusted income for tax purposes.

On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period ofApplication) – 2008 ("the Amendment") was passed by the Knesset. According to the Amendment, the Inflationary Adjustments Law is no longer applicable subsequent to the 2007 tax year, except for the transitional provisions whose objectives are to prevent distortion of the income tax calculations.

In addition, according to the Amendment, commencing in the 2008 tax year, the adjustment of income for the effects of inflation for taxpurposes will no longer be calculated. Additionally, depreciation on protected assets and tax loss carryforwards will no longer be linked to the CPI,subsequent to the 2007 tax year, and the balances that have been linked to the CPI through the end of the 2007 tax year, will be used going forward.

D.	Tax loss carryforwards

As of December 31, 2012, the Parent's tax loss carryforwards were approximately $14.5 million and Kubatronik's tax loss carryforwards were  Euro 973,000 ($1.3 million) for corporate tax and Euro 1.1 million ($1.4 million) for municipal corporate tax.

The Parent and Kubatronik's tax loss carryforwards do not have expiration dates.

E.	Income tax assessments

In Israel, the Parent has received final tax assessments through the 1995 taxyear. Assessments through the 2006 tax year are considered final due to statute of limitations.

Kubatronik and Eltek Europe have received final tax assessments through the 2010 tax year.

The Company's other foreign subsidiaries have not yet received any final tax assessments since their incorporation.

The Parent files its income tax return in Israel, Kubatronik and Eltek Europe file their income tax returns in Germany and Eltek USA files its income tax return in the United States. The Israeli tax returns of the Parent may be audited bythe Israeli Tax Authorities for the tax years beginning in 2008.  The tax returns of Kubatronik and Eltek Europe remain subject to audit for the tax years beginning in 2008, and the tax returns of Eltek USA remain subject to audit for the tax years beginning in 2009.

F.	Profit (Loss) before income tax expense included in the statement of operations

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income tax
expense: Israel	495	1,867	(1,460)
Foreign jurisdictions	(253)	(21)	(356)

Total	748	1,846	(1,816)

G.	Reconciliation of the theoretical income tax expense to the actual income tax expense

Areconciliation of the theoretical income tax expense (benefit), assuming all income(loss) is taxable at the statutory rates applicable in Israel, and the actual income tax expense (benefit), is as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2012	2011	2010
Profit (loss) before income taxes as
reported in the consolidated
statements of operations	748	1,846	(1,816)

Statutory tax rates	25%	24%	25%

Theoretical tax benefit calculated	187	443	(454)

Differences between the definition
of capital and assets for tax
purposes, goodwill impairment and
other	14	14	(44)

Change in valuation allowance	(148)	669	500
Effective change in corporate tax
rates	-	(1,103)	-
Foreign tax rate differential in
subsidiaries	(1)	8	17

Total	(135)	(412)	473

Income tax expense	52	31	19

H.	Deferred tax assets and liabilities

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of theCompany's deferred tax liabilities and assets are as follows:

	December 31	December 31
	2012	2011
Deferred tax assets:

Tax loss carryforwards (in Israel)	3,885	4,071
Tax loss carryforwards (outside Israel)	485	484
Severance benefits	17	16
Provision for vacation pay	363	315
Allowance for doubtful accounts	24	23

Total gross deferred tax assets	4,774	4,909

Less valuation allowance	(4,052)	(4,200)

Net deferred tax assets	722	709

Deferred tax liabilities:

Fixed assets - differences in depreciation	(722)	(709)

Total gross deferred tax liabilities	(722)	(709)

Net deferred tax assets	-	-

Despite the Company's accumulated profits in Israel during the years ended December 31, 2012 and 2011, the Company recorded a full valuation allowance for deferred tax assets with respect to its net operating losses generated in Israel due to uncertainty about its ability to utilize such losses in the foreseeable future.  Such uncertainty is primarily due to fluctuations of the NIS against the U.S. dollar, which may have an adverse impact on the Company's financial results in such periods, the concentrated risk of a high volume ofrevenue from small number of customers, the fluctuations of the PCB industry and the Company's history of losses. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making this assessment.

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011,was $4,052 and $4,200, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2012, 2011 and 2010, was an increase (decrease) of $(148), $669 and $500, respectively.

I.	Accounting for uncertainty in income taxes

For the twelve-month periods ended December 31, 2012, 2011 and 2010, the Company did not have any unrecognized tax benefits and thus, no interest and penalties related to unrecognized tax benefits were recognized. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.